Investment in PO Joint Ventures (Policies)	12 Months Ended
Dec. 31, 2012
Investment in PO Joint Ventures [Abstract]
Investment in PO Joint Ventures [Policy Text Block]

We and Bayer do not share marketing or product sales under the U.S. PO Joint Venture. We operate the U.S. PO Joint Venture's and the European PO Joint Venture's (collectively the “PO joint ventures”) plants and arrange and coordinate the logistics of product delivery. The partners share in the cost of production and logistics is based on their product offtake.

We report the cost of our product offtake as inventory and cost of sales in our consolidated financial statements. Related cash flows are reported in the operating cash flow section of the consolidated statements of cash flows. Our investment in the PO joint ventures is reduced through recognition of our share of the depreciation and amortization of the assets of the PO joint ventures, which is included in cost of sales. Other changes in the investment balance are principally due to our additional capital investments in the PO joint ventures.